Related party transactions	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, President and Chief Operating Officer, Chief Financial Officer, Chief Product Officer, Chief Corporate Development Officer, Chief Human Resource Officer, Chief Legal Officer and Directors.

Compensation expense for the Company’s key management personnel for the three and six months ended June 30, 2023 and 2022 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Salaries and benefits	1,335	701	2,281	1,508
Share-based compensation	1,031	1,013	2,137	1,681
	2,366	1,714	4,418	3,189